Long-term Debt (Details Narrative) (10-K)			1 Months Ended	12 Months Ended
	Oct. 03, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016	Jan. 21, 2016 USD ($) Loans	Feb. 03, 2015 USD ($)	Apr. 01, 2013
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity				$ 10,000,000		$ 10,000,000
Long-term line of credit			$ 2,230,000	$ 0	$ 2,230,000	$ 0
Schedule of sale of previously retained mortgage-backed and asset-backed notes
During 2013, SFC sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

Interest rates (as a percent)				18.00%		18.00%
Corporate Joint Venture [Member]
Debt Instrument [Line Items]
Ownership percentage	47.00%			47.00%			47.00%			47.00%
Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								$ 2,400,000,000
Number of bilateral conduit facilities | Loans								4
Secured Debt [Member] | Springleaf Financial Funding Company [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 75,000,000,000
Warehouse Agreement Borrowings [Member] | OneMain Financial Holdings, LLC [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity									$ 300,000,000,000,000,000
Long-term line of credit				$ 1,400,000,000
Debt covenant, minimum consolidated tangible shareholders' equity									$ 100,000,000,000,000,000
Debt covenant, maximum consolidated debt to tangible shareholders' equity ratio									600.00%
Debt Instrument, Covenant Percentage of Tangible Equity to Tangible Managed Assets									100.00%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)				6.00%		6.00%
Junior Subordinated Debt [Member] | Minimum [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Percentage of Tangible Equity to Tangible Managed Assets				5.50%
SpringCastle Funding Asset-backed Notes 2013-A [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (2,100,000,000)
Medium Term Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Deferred finance costs, net			5,700,000,000		5,700,000,000
Gain (loss) on extinguishment of debt			(1,700,000,000)
Senior Notes [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Contractual interest rate, minimum				5.25%
Senior Notes [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						5.25%
Senior Notes [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Contractual interest rate, minimum				1.65%
Senior Notes [Member] | Securitization [Member]
Debt Instrument [Line Items]
Contractual interest rate, minimum				2.41%
Senior Notes [Member] | Securitization [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						2.04%
Senior Notes 5.25 Percent Due 2019 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			70,000,000,000,000,000		$ 70,000,000,000,000,000
Contractual interest rate, minimum					5.25%
Medium Term 6.90 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt repurchased			$ 6,600,000,000		$ 6,600,000,000
Interest rates (as a percent)			6.90%		6.90%
Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)			6.50%		6.50%
Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt repurchased			$ 2,300,000,000		$ 2,300,000,000
Interest rates (as a percent)			6.50%		6.50%
Beneficial Owners of Debt [Member] | Medium Term Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ (2,000,000,000)
Beneficial Owners of Debt [Member] | Medium Term 6.90 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt repurchased			$ 36,100,000,000		36,100,000,000
Beneficial Owners of Debt [Member] | Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt repurchased			$ 900,000,000		$ 900,000,000